Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Schwab Select Large Cap Growth Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab Select Large Cap Growth Fund
Accumulated Value	[1],[2]	$ 10,000		$ 11,684.85	$ 15,017.87	$ 16,936.5	$ 16,926.08	$ 26,570.24	$ 27,600.24	$ 23,200.27	$ 33,278.39	$ 34,859.64	$ 40,243.18
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500® Index
Accumulated Value		10,000		11,717.23	13,356.68	14,625.09	13,604.57	21,270.97	24,598.98	22,697.86	29,480.24	31,912.86	37,594.45
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
Accumulated Value		$ 10,000		$ 11,575.68	$ 14,035.9	$ 15,825.22	$ 15,969.45	$ 25,989.26	$ 29,881.71	$ 26,624.17	$ 37,006.66	$ 39,879.54	$ 47,381.82

[1]	Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
[3]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.